Share-Based Compensation - Restricted Share Grant Activity (Details) - Restricted Stock [Member] - $ / shares		6 Months Ended	12 Months Ended
	Mar. 17, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of RSUs
Unvested, beginning balance (in shares)		115,693	103,487
Granted (in shares)	75,716	47,829	85,716
Vested (in shares)		(73,650)	(71,504)
Forfeited (in shares)			(2,006)
Unvested, ending balance (in shares)		89,872	115,693	103,487
Weighted-average grant date fair value
Unvested, beginning balance (in dollars per share)		$ 10.16	$ 9.92
Granted (in dollars per share)	$ 10.65	12.45	10.83
Vested (in dollars per share)		10.02	10.64
Forfeited (in dollars per share)			9.11
Unvested, ending balance (in dollars per share)		$ 11.49	$ 10.16	$ 9.92
Weighted-average remaining contractual terms (Years)
Weighted-average remaining contractual terms (Years)				1 year 21 days